UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2019   to December 31, 2019
Date of Report (Date of earliest event reported) February 3, 2020
Commission File Number of securitizer: 025-02850
Central Index Key Number of securitizer: 0001678811(1)
Mark Elbaum, Marlette Funding, LLC, (302) 358-2730
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒
(1)
Marlette Funding Depositor Trust, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: Marlette Funding Trust 2016-1, Marlette Funding Trust 2017-1, Marlette Funding Trust 2017-2, Marlette Funding Trust 2017-3, Marlette Funding Trust 2018-1, Marlette Funding Trust 2018-2, Marlette Funding Trust 2018-3, Marlette Funding Trust 2018-4, Marlette Funding Trust 2019-1, Marlette Funding Trust 2019-2, Marlette Funding Trust 2019-3, Marlette Funding Trust 2019-4 and Marlette Pass-Through Master Trust (Series 2019-09A; Series 2019-11A and Series 2019-12A).

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
 (Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: __________________________
Central Index Key Number of issuing entity (if applicable); ___________
Central Index Key Number of underwriter (if applicable):_____________

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARLETTE FUNDING DEPOSITOR TRUST (Securitizer)

By:	Marlette Funding, LLC, as Administrator of Securitizer

By:	/s/ Mark Elbaum
Name: Mark Elbaum
Title: Chief Financial Officer

Date:  February 3, 2020